TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2024 US$’000	December 31, 2023 US$’000
Trade payables	6,833	3,885
Accruals and other liabilities	13,597	7,552
Amounts payable for financial assets (Note 13)	-	800
Payroll taxes	659	405
Employee related social insurance	112	110
Contingent consideration	5,384	-
Deferred income	197	50

	26,782	12,802